Financial instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair value, long-term debt	$ 2,897,650,000	$ 2,641,016,000
Fair value, other long-term liabilities	587,733,000	631,041,000
Carrying value, long-term debt	3,241,618,000	3,090,944,000
Carrying value, other long-term liabilities	611,603,000	651,591,000
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	281,970,000
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
Fair value of financial instruments asset	60,188,000	41,031,000
Fair value of financial instruments liability	425,375,000	606,740,000
Estimated accumulated other comprehensive income expected to be reclassified into earnings	5,172,000
Notional amount on foreign exchange forward contract	12,200,000	7,000,000
Fair value liability of foreign exchange contract	286,000	12,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.183%
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	200,000,000
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Fair value of financial instruments asset	60,181,000	41,031,000
Fair value of financial instruments liability	$ 49,534,000	$ 30,547,000